Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

May 31, 2019

T13-QTLY-0719

1.9862237.104

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 78.0%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
2.45% 6/30/20	$575,000	$573,545
2.80% 2/17/21	869,000	870,885
Verizon Communications, Inc.:
2.946% 3/15/22	100,000	101,318
3.125% 3/16/22	1,340,000	1,362,992
5.15% 9/15/23	103,000	113,829

		3,022,569

Media – 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	351,000	353,602
4.464% 7/23/22	1,030,000	1,067,777
Discovery Communications LLC 2.95% 3/20/23	621,000	621,046

		2,042,425

TOTAL COMMUNICATION SERVICES		5,064,994

CONSUMER DISCRETIONARY – 4.2%
Automobiles – 1.3%
BMW US Capital LLC:
2.70% 4/6/22 (a)	306,000	306,958
3.45% 4/12/23 (a)	200,000	204,552
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	498,371
2.30% 2/12/21 (a)	200,000	198,461
Volkswagen Group of America Finance LLC:
2.40% 5/22/20 (a)	200,000	199,264
4.00% 11/12/21 (a)	200,000	205,272

		1,612,878

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
2.625% 1/15/22	250,000	250,911
2.75% 12/9/20	471,000	473,464
Starbucks Corp. 3.80% 8/15/25	120,000	125,470

		849,845

Media – 1.8%
Comcast Corp.:
1.625% 1/15/22	726,000	710,255
3.45% 10/1/21	320,000	326,811
3.70% 4/15/24	500,000	521,947
3.95% 10/15/25	156,000	165,214
5.15% 3/1/20	242,000	246,595
The Walt Disney Co. 4.50% 2/15/21 (a)	245,000	253,421

		2,224,243

	Principal Amount	Value
Multiline Retail – 0.3%
Dollar Tree, Inc. 4.00% 5/15/25	$300,000	$308,797

Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	170,000	172,396

TOTAL CONSUMER DISCRETIONARY		5,168,159

CONSUMER STAPLES – 5.7%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/23	1,098,000	1,117,399
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	224,000	236,636
PepsiCo, Inc. 1.70% 10/6/21	138,000	136,186

		1,490,221

Food & Staples Retailing – 1.4%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	198,000	197,561
CVS Health Corp.:
2.80% 7/20/20	90,000	90,116
3.35% 3/9/21	528,000	533,326
3.70% 3/9/23	859,000	877,998

		1,699,001

Food Products – 0.5%
Conagra Brands, Inc. 3.80% 10/22/21	320,000	327,251
General Mills, Inc. 3.20% 4/16/21	64,000	64,712
The JM Smucker Co. 2.50% 3/15/20	139,000	138,841
Tyson Foods, Inc. 2.65% 8/15/19	146,000	145,959

		676,763

Tobacco – 2.6%
Altria Group, Inc.:
3.49% 2/14/22	97,000	98,759
3.80% 2/14/24	118,000	121,266
4.75% 5/5/21	258,000	267,790
BAT International Finance PLC 2.75% 6/15/20 (a)	995,000	994,697
Imperial Brands Finance PLC:
2.95% 7/21/20 (a)	500,000	500,495
3.75% 7/21/22 (a)	200,000	203,166
Philip Morris International, Inc.:
1.875% 2/25/21	100,000	98,952
2.625% 2/18/22	93,000	93,326
2.875% 5/1/24	240,000	241,053

2

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
Reynolds American, Inc. 3.25% 6/12/20	$532,000	$534,599

		3,154,103

TOTAL CONSUMER STAPLES		7,020,088

ENERGY – 7.9%
Oil, Gas & Consumable Fuels – 7.9%
Anadarko Petroleum Corp. 4.85% 3/15/21	500,000	516,469
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,082,000	1,098,059
Cenovus Energy, Inc.:
3.00% 8/15/22	428,000	426,081
3.80% 9/15/23	202,000	205,708
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	41,208
Devon Energy Corp. 3.25% 5/15/22	651,000	659,140
Energy Transfer Operating LP 4.50% 4/15/24	30,000	31,370
Energy Transfer Partners LP 4.20% 9/15/23	261,000	269,824
Enterprise Products Operating LLC:
2.80% 2/15/21	436,000	437,030
2.85% 4/15/21	392,000	393,716
EQT Corp. 2.50% 10/1/20	95,000	94,506
Kinder Morgan Energy Partners LP 3.50% 9/1/23	141,000	143,605
Kinder Morgan, Inc. 3.05% 12/1/19	437,000	437,400
MPLX LP:
3.375% 3/15/23	339,000	342,654
4.50% 7/15/23	219,000	229,817
Petrobras Global Finance BV 5.299% 1/27/25	300,000	311,445
Petroleos Mexicanos:
3.50% 1/30/23	335,000	322,136
6.375% 2/4/21	300,000	311,849
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	932,000	946,709
The Williams Companies., Inc. 3.60% 3/15/22	791,000	804,504
Total Capital International S.A. 2.75% 6/19/21	140,000	140,871
TransCanada PipeLines Ltd.:
2.125% 11/15/19	109,000	108,706
2.50% 8/1/22	974,000	966,705

	Principal Amount	Value
Western Gas Partners LP 5.375% 6/1/21	$471,000	$485,369

TOTAL ENERGY		9,724,881

FINANCIALS – 32.8%
Banks – 15.5%
Bank of America Corp.:
2.625% 4/19/21	2,372,000	2,378,484
4.20% 8/26/24	200,000	209,473
Barclays PLC:
2.75% 11/8/19	554,000	553,214
3.25% 1/12/21	1,203,000	1,205,096
Citibank N.A. 3.65% 1/23/24	250,000	258,725
Citigroup, Inc.:
2.65% 10/26/20	53,000	53,103
2.70% 10/27/22	1,943,000	1,937,892
Citizens Bank N.A. 2.55% 5/13/21	500,000	498,478
Compass Bank 3.50% 6/11/21	266,000	269,552
Discover Bank 3.35% 2/6/23	500,000	506,568
Fifth Third Bancorp 2.875% 7/27/20	101,000	101,395
First Horizon National Corp. 3.50% 12/15/20	105,000	106,200
HSBC Holdings PLC 3 month U.S. LIBOR + 1.211% 3.803% 3/11/25 (b)(c)	250,000	255,124
ING Groep N.V. 3.15% 3/29/22	250,000	253,143
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	725,000	708,203
JPMorgan Chase & Co.:
2.55% 10/29/20 to 3/1/21	2,908,000	2,904,045
2.75% 6/23/20	259,000	259,445
3 month U.S. LIBOR + 0.695% 3.207% 4/1/23 (b)(c)	100,000	101,151
KeyBank N.A. 3.30% 2/1/22	250,000	255,420
KeyCorp 2.90% 9/15/20	447,000	449,064
Regions Financial Corp.:
2.75% 8/14/22	566,000	567,050
3.20% 2/8/21	573,000	577,281
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 4.519% 6/25/24 (b)(c)	1,000,000	1,025,481
Santander Holdings USA, Inc. 3.40% 1/18/23	480,000	483,805

3

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
SunTrust Banks, Inc. 2.90% 3/3/21	$252,000	$253,239
Synovus Financial Corp. 3.125% 11/1/22	131,000	130,293
The Bank of Nova Scotia 2.35% 10/21/20	90,000	89,934
The Huntington National Bank 2.50% 8/7/22	250,000	249,717
Wells Fargo & Co.:
2.10% 7/26/21	2,160,000	2,137,121
2.60% 7/22/20	47,000	47,048
Zions Bancorp N.A. 3.35% 3/4/22	250,000	253,428

		19,078,172

Capital Markets – 4.7%
Credit Suisse Group AG 3.574% 1/9/23 (a)	750,000	758,845
Goldman Sachs Group, Inc.:
2.625% 4/25/21	2,278,000	2,277,536
3.20% 2/23/23	471,000	476,326
Intercontinental Exchange, Inc. 3.45% 9/21/23	168,000	173,673
Morgan Stanley:
2.50% 4/21/21	67,000	66,781
2.625% 11/17/21	1,791,000	1,781,431
2.65% 1/27/20	213,000	212,979
4.875% 11/1/22	46,000	48,945

		5,796,516

Consumer Finance – 5.7%
American Express Credit Corp. 2.25% 5/5/21	1,748,000	1,738,119
American Honda Finance Corp.:
1.70% 9/9/21	992,000	978,818
2.15% 3/13/20	134,000	133,767
Capital One Financial Corp. 3.20% 1/30/23	1,302,000	1,317,415
Caterpillar Financial Services Corp. 2.25% 12/1/19	110,000	109,923
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,489,041
Hyundai Capital America:
2.00% 7/1/19 (a)	138,000	137,917
2.60% 3/19/20 (a)	90,000	89,647
Synchrony Financial:
3.00% 8/15/19	54,000	54,005
4.375% 3/19/24	291,000	299,160
Toyota Motor Credit Corp. 2.60% 1/11/22	708,000	711,206

		7,059,018

	Principal Amount	Value
Diversified Financial Services – 4.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	$300,000	$299,164
4.875% 1/16/24	150,000	158,549
Aon PLC 2.80% 3/15/21	440,000	441,837
Deutsche Bank AG:
3.15% 1/22/21	125,000	123,482
3.30% 11/16/22	1,250,000	1,215,106
General Motors Financial Co., Inc.:
3.20% 7/13/20	504,000	505,474
3.25% 1/5/23	992,000	981,858
4.20% 3/1/21	289,000	293,673
Intercontinental Exchange, Inc. 2.75% 12/1/20	95,000	95,246
International Lease Finance Corp. 5.875% 8/15/22	147,000	158,985
Mitsubishi UFJ Financial Group, Inc. 3.218% 3/7/22	250,000	254,222
Moody’s Corp.:
2.625% 1/15/23	492,000	489,590
2.75% 12/15/21	97,000	97,451
UBS AG 2.45% 12/1/20 (a)	200,000	199,239
Washington Prime Group LP 3.85% 4/1/20	117,000	116,269

		5,430,145

Insurance – 2.5%
American International Group, Inc.:
2.30% 7/16/19	101,000	100,981
3.30% 3/1/21	189,000	190,862
4.875% 6/1/22	1,068,000	1,133,444
Aon Corp. 5.00% 9/30/20	97,000	100,098
AXA Equitable Holdings, Inc. 3.90% 4/20/23	18,000	18,649
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	239,000	248,616
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	441,000	442,231
3.875% 3/15/24	111,000	116,192
4.80% 7/15/21	205,000	213,302
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	383,000	391,742
Unum Group 5.625% 9/15/20	140,000	145,369

		3,101,486

TOTAL FINANCIALS		40,465,337

4

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – 7.8%
Biotechnology – 0.1%
Amgen, Inc. 2.125% 5/1/20	$117,000	$116,458

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories 2.90% 11/30/21	489,000	493,790
Becton Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	107,000	107,029
Becton Dickinson and Co. 2.894% 6/6/22	260,000	261,144
Boston Scientific Corp. 3.45% 3/1/24	97,000	99,284
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,052,000	1,042,561
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.375% 3/19/21 (b)(c)	123,000	122,834

		2,126,642

Health Care Providers & Services – 2.0%
Anthem, Inc. 2.95% 12/1/22	59,000	59,257
Express Scripts Holding Co.:
2.60% 11/30/20	48,000	47,877
4.75% 11/15/21	1,049,000	1,099,684
Halfmoon Parent, Inc.:
3.40% 9/17/21 (a)	413,000	418,800
3.75% 7/15/23 (a)	110,000	112,877
Humana, Inc. 2.50% 12/15/20	146,000	145,443
UnitedHealth Group, Inc.:
2.125% 3/15/21	459,000	456,899
2.70% 7/15/20	99,000	99,231

		2,440,068

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	250,000	246,684

Pharmaceuticals – 3.8%
AbbVie, Inc. 2.50% 5/14/20	118,000	117,820
Allergan Funding SCS:
3.00% 3/12/20	191,000	191,217
3.45% 3/15/22	920,000	925,284
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	504,224
Bristol-Myers Squibb Co.:
2.60% 5/16/22 (a)	239,000	240,691
2.90% 7/26/24 (a)	300,000	303,926
3.20% 6/15/26 (a)	250,000	256,339

	Principal Amount	Value
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	$195,000	$199,048
4.272% 8/28/23 (a)	44,000	46,191
GlaxoSmithKline Capital PLC 3.125% 5/14/21	165,000	167,061
Mylan N.V.:
2.50% 6/7/19	135,000	134,991
3.15% 6/15/21	1,128,000	1,122,350
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	208,894
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	137,000	136,610
2.20% 7/21/21	112,000	103,342
Zoetis, Inc. 3.45% 11/13/20	29,000	29,340

		4,687,328

TOTAL HEALTH CARE		9,617,180

INDUSTRIALS – 3.4%
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	181,000	181,277
Lockheed Martin Corp. 2.50% 11/23/20	147,000	147,232
Rockwell Collins, Inc. 1.95% 7/15/19	92,000	91,910
United Technologies Corp. 3.35% 8/16/21	262,000	266,617

		687,036

Airlines – 0.4%
Delta Air Lines, Inc. 2.875% 3/13/20	517,000	516,816

Commercial Services & Supplies – 0.2%
Waste Management, Inc. 2.95% 6/15/24	248,000	251,240

Diversified Financial Services – 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	37,000	37,037
3.95% 7/1/24 (a)	49,000	48,674

		85,711

Industrial Conglomerates – 1.0%
General Electric Co. 2.20% 1/9/20	821,000	818,254
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	108,000	108,532
Roper Technologies, Inc.:
2.80% 12/15/21	132,000	132,162
3.00% 12/15/20	94,000	94,532
3.65% 9/15/23	157,000	161,766

		1,315,246

5

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Machinery – 0.3%
Wabtec Corp. 4.40% 3/15/24	$320,000	$331,752

Trading Companies & Distributors – 0.9%
Air Lease Corp.:
2.50% 3/1/21	124,000	123,570
2.625% 7/1/22	742,000	734,817
3.375% 6/1/21	99,000	99,939
4.75% 3/1/20	111,000	112,541

		1,070,867

TOTAL INDUSTRIALS		4,258,668

INFORMATION TECHNOLOGY – 2.6%
Communications Equipment – 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	138,000	136,234

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp.:
2.20% 4/1/20	126,000	125,614
3.20% 4/1/24	37,000	37,680
Tyco Electronics Group S.A. 2.35% 8/1/19	100,000	99,930

		263,224

IT Services – 0.9%
International Business Machines Corp. 2.85% 5/13/22	300,000	302,237
The Western Union Co. 4.25% 6/9/23	810,000	847,778

		1,150,015

Semiconductors & Semiconductor Equipment – 0.1%
Analog Devices, Inc. 2.85% 3/12/20	142,000	142,193

Software – 0.4%
Oracle Corp. 1.90% 9/15/21	442,000	436,436

Technology Hardware, Storage & Peripherals – 0.9%
Dell International LLC / EMC Corp. 4.42% 6/15/21 (a)	1,049,000	1,075,007

TOTAL INFORMATION TECHNOLOGY		3,203,109

MATERIALS – 0.5%
Chemicals – 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	121,000	123,939
The Mosaic Co. 3.25% 11/15/22	492,000	497,375

TOTAL MATERIALS		621,314

	Principal Amount	Value
REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Boston Properties LP 3.20% 1/15/25	$776,000	$784,643
Brixmor Operating Partnership LP 3.875% 8/15/22	417,000	426,317
Digital Realty Trust LP 3.40% 10/1/20	72,000	72,705
Federal Realty Investment Trust 2.55% 1/15/21	115,000	114,861
Healthcare Trust of America Holdings LP 2.95% 7/1/22	101,000	101,220
Omega Healthcare Investors, Inc. 4.375% 8/1/23	307,000	317,101
Simon Property Group LP 2.75% 6/1/23	959,000	965,520
SITE Centers Corp. 4.625% 7/15/22	37,000	38,384
Welltower, Inc.:
3.625% 3/15/24	82,000	83,519
3.95% 9/1/23	99,000	103,558

		3,007,828

Real Estate Management & Development – 0.4%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,281
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	10,339
Ventas Realty LP:
3.125% 6/15/23	214,000	217,147
3.50% 4/15/24	111,000	114,037
Ventas Realty LP / Ventas Capital Corp. 2.70% 4/1/20	110,000	110,035

		487,839

TOTAL REAL ESTATE		3,495,667

UTILITIES – 6.2%
Electric Utilities – 2.1%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	126,000	125,834
2.80% 1/15/23	147,000	148,519
Duke Energy Corp. 1.80% 9/1/21	373,000	366,924
Emera US Finance LP 2.70% 6/15/21	444,000	442,499
Eversource Energy 2.50% 3/15/21	436,000	435,370
Exelon Corp.:
2.85% 6/15/20	94,000	94,102
3.497% 6/1/22	451,000	459,276

6

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
ITC Holdings Corp. 2.70% 11/15/22	$165,000	$164,553
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.259% 3/27/20 (b)(c)	108,000	107,917
The Southern Co. 2.35% 7/1/21	146,000	145,124
Xcel Energy, Inc. 2.40% 3/15/21	67,000	66,896

		2,557,014

Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 2.375% 6/1/20	440,000	439,303

Multi-Utilities – 3.8%
American Electric Power Co., Inc. 2.15% 11/13/20	460,000	457,265
CenterPoint Energy, Inc. 2.50% 9/1/22	429,000	426,335
Consolidated Edison, Inc. 2.00% 5/15/21	205,000	203,345
Dominion Energy, Inc. 2.00% 8/15/21	1,290,000	1,268,025
NiSource, Inc.:
2.65% 11/17/22	133,000	132,187
3.65% 6/15/23	289,000	298,070
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	147,000	144,877
2.65% 11/15/22	147,000	146,686
Sempra Energy:
1.625% 10/7/19	117,000	116,551
2.40% 3/15/20	383,000	382,229
2.85% 11/15/20	122,000	122,381
2.90% 2/1/23	40,000	40,027
Virginia Electric & Power Co. 2.75% 3/15/23	142,000	142,931
WEC Energy Group, Inc.:
2.45% 6/15/20	69,000	68,848
3.10% 3/8/22	198,000	199,529
3.375% 6/15/21	493,000	500,330

		4,649,616

TOTAL UTILITIES		7,645,933

TOTAL NONCONVERTIBLE BONDS (Cost $95,176,497)		96,285,330

U.S. Treasury Obligations – 15.7%

U.S. Treasury Notes:
1.125%, 2/28/21	4,000,000	3,940,625
1.625%, 5/31/23	4,811,300	4,757,925

	Principal Amount	Value
1.875%, 9/30/22	$4,401,300	$4,399,237
2.125%, 3/31/24	1,000,000	1,008,711
2.375%, 4/30/20	1,100,000	1,100,859
2.625% 6/30/23 to 2/15/29	3,000,000	3,094,306
2.875%, 11/30/25	1,000,000	1,052,266

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,877,037)		19,353,929

Collateralized Mortgage Obligations – 1.8%

PRIVATE SPONSOR – 1.7%
BENCHMARK Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	223,637
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	137,354
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	404,765	405,099
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	115,842
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	270,769
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	270,000	275,280
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	273,000
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	392,516	393,559

TOTAL PRIVATE SPONSOR		2,094,540

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	93,103	93,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,187,899)		2,187,695

Asset-Backed Securities – 1.4%

Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	336,295
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	203,689

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Asset-Backed Securities – continued

	Principal Amount	Value
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	$241,000	$245,988
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	258,930
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	204,388
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	332,490
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	209,600

TOTAL ASSET-BACKED SECURITIES (Cost $1,764,837)		1,791,380

Municipal Securities – 0.4%

New York State Urban Development Corp.:
2.55% 3/15/22	285,000	286,146
2.70% 3/15/23	235,000	237,251

TOTAL MUNICIPAL SECURITIES (Cost $519,699)		523,397

Money Market Funds – 2.5%

	Shares	Value
Fidelity Cash Central Fund, 2.41% (d) (Cost $3,010,213)	3,009,619	$3,010,221

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $121,536,182)		123,151,952

NET OTHER ASSETS (LIABILITIES) – 0.2%		304,711

NET ASSETS – 100.0%		$123,456,663

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,072,784 or 7.5% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$24,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Schedule of Investments (Unaudited) – continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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